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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of form before preparing Form.

1.	Name and address of issuer:

Ashmore Funds

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

England

2.

The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):    ☒

3.	Investment Company Act File Number: 811-22468

Securities Act File Number: 333-169226

4(a).	Last day of fiscal year for which this Form is filed: October 31, 2021

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:    If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f): $646,265,081

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year: $970,063,709

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission: $

(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]: $970,063,709

(v)	Net sales — if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]: $

(vi)	Redemption credits available for use in future
years — if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]: $323,798,628

(vii)	Multiplier for determining registration fee
(See Instruction C.9): x .0000927

(viii)	Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter “0” if no fee is due): = $0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): + $0.00

8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]: = $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: Not Applicable
[ ] Wire Transfer
[ ] Mail or other means

10.

Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By: /s/ Jonathan Kim
Name:	Jonathan Kim
Title:	Treasurer and Principal Financial and Accounting Officer

Date: January 26, 2022